Depreciation and amortization (Tables)	12 Months Ended
Dec. 31, 2019
Depreciation and amortization (Tables) [Abstract]
Depreciation and amortization

14.  Depreciation and amortization

	R$ thousand
	Years ended December 31
	2019	2018	2017
Amortization expenses	(3,128,385)	(3,348,242)	(3,331,240)
Depreciation expenses (1)	(2,737,383)	(1,460,013)	(1,237,328)
Total	(5,865,768)	(4,808,255)	(4,568,568)

(1) The increase in depreciation expense in 2019 refers to the adoption of IFRS 16.